Contract Balances (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Revenue from Contract with Customer [Abstract]
Contract assets	$ 15.0		$ 16.1	$ 9.2
Contract assets, noncurrent	1.2		1.9	1.8
Revenue recognized that was included in contract liability balance at the beginning of the period	$ 157.3	$ 132.3	$ 180.4	$ 123.4	$ 81.3
Payment term	30 days		30 days